Summary of Significant Accounting Policies - Additional Information (Detail)		12 Months Ended
	Oct. 06, 2016	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2015 INR (₨)
Schedule of Significant Accounting Policies [Line Items]
Stock split ratio	16
Foreign exchange conversion rate		65.11				65.11
Term deposits classified as cash and cash equivalents		₨ 8,346,526,000		₨ 5,460,670,000	₨ 3,090,386,000	$ 128,191,000	$ 83,868,000	₨ 2,044,290,000
Realized gains from sale of available for sale securities		167,520,000	$ 2,573,000	72,179,000	45,375,000
Amortized cost of held to maturity investments		₨ 7,041,000		6,631,000		108,000
Maturity date of held to maturity investments		Feb. 03, 2020	Feb. 03, 2020
Allowance for doubtful accounts		₨ 128,559,000		44,478,000	44,478,000	1,974,000	683,000
Property, plant and equipment, Depreciation methods		Straight-line method	Straight-line method
Interest capitalized		₨ 383,884,000	$ 5,896,000	256,802,000	219,166,000
Impairment of long-lived assets		0	0	0
Capital leases		0				0
Asset retirement obligations		356,649,000		242,980,000	94,301,000	5,478,000	$ 3,732,000
Accretion expense		18,369,000	282,000	9,329,000	6,109,000
Asset retirement obligations settlement of prior liabilities		0	0	0
Asset retirement obligations revision of estimate		₨ 0	$ 0
Estimated useful lives of capitalized software		3 years	3 years
Finite-lived intangible assets, Amortization method		Straight-line method	Straight-line method
Amortization of debt financing costs		₨ 747,520,000	$ 11,481,000	114,085,000	52,762,000
Written off debt financing cost		614,468,000	437,000
Unamortized debt financing costs		827,539,000		909,131,000		12,709,000
Contributions to Provident Fund		₨ 26,201,000	$ 402,000	15,734,000	10,350,000
Defined contribution plan, Plan name		Provident Fund	Provident Fund
Current service costs for defined benefit plans		₨ 23,145,000	$ 355,000	11,077,000
Non-controlling interest		1,157,912,000		1,304,729,000	(330,000)	$ 17,784,000
Net loss attributable to non-controlling interest		₨ 201,547,000	3,094,000	₨ 18,924,000	4,651,000
10MW Gujarat Power Plant [Member]
Schedule of Significant Accounting Policies [Line Items]
Ownership interest percentage by non-controlling owners		3.03%				3.03%
150MW Punjab Power Plant [Member]
Schedule of Significant Accounting Policies [Line Items]
Ownership interest percentage by non-controlling owners		48.37%				48.37%
50MW Uttar Pradesh Power Plant [Member]
Schedule of Significant Accounting Policies [Line Items]
Ownership interest percentage by non-controlling owners		49.00%				49.00%
Azure Power India Private Limited [Member]
Schedule of Significant Accounting Policies [Line Items]
Ownership interest percentage by non-controlling owners		0.01%				0.01%
50MW Andhra Pradesh Power Plant [Member]
Schedule of Significant Accounting Policies [Line Items]
Ownership interest percentage by non-controlling owners				29.00%			29.00%
Consideration transferred upon purchase of additional equity interest		₨ 397,312,000	6,102,000
Ownership interest percentage by parent		100.00%				100.00%
Mutual Fund [Member]
Schedule of Significant Accounting Policies [Line Items]
Realized gains from sale of available for sale securities		₨ 167,520,000	2,573,000	₨ 72,179,000
Proceeds from sale of available for sale securities		₨ 12,499,038,000	$ 191,968,000	9,744,735,000
Unfunded Plan [Member]
Schedule of Significant Accounting Policies [Line Items]
Defined benefit plan, Plan name		Gratuity Act	Gratuity Act
Electricity, Generation [Member]
Schedule of Significant Accounting Policies [Line Items]
Revenue recognized		₨ 156,220,000	$ 2,400,000	161,760,000	₨ 168,552,000
Term Deposits [Member]
Schedule of Significant Accounting Policies [Line Items]
Term deposits classified as cash and cash equivalents		₨ 6,714,665,000		₨ 846,394,000		$ 103,128,000